Income Taxes - Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate (Detail) - State Administration of Taxation, China [Member]		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PRC Statutory income tax rates	35.00%	25.00%	25.00%	25.00%
Change in valuation allowance		(24.90%)	(20.20%)	(9.00%)
Super deduction of research and development expenses		6.10%	3.90%
Non-deductible expenses		(0.20%)	(0.60%)	(0.30%)
Estimates for uncertain tax positions				(10.50%)
Difference in EIT rates of certain overseas entities		(2.00%)	(1.00%)	(2.80%)
Tax filing difference		0.10%	0.70%
Effect of tax holiday (Note)		(4.60%)	(8.10%)	(7.60%)
Total		(0.50%)	(0.30%)	(5.20%)